Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,944,839)	$ (53,595)		$ (936,846)		$ (100,562)
Adjustments to reconcile net loss to net cash
Amortization of debt discount		572		1,545		2,290
Amortization of intangible assets	911,943			469,286
Stock-based compensation and service expense	378,746			42,082
Gain on digital currency						(18,593)
Provision for bad debt		12		12
Unrealized foreign currency exchange gain				(761)
Changes in operating assets and liabilities, net of assets acquired and liabilities assumed in acquisition:
Accounts receivable	2,397			(12,972)
Prepaid expense and other current assets	(355)	2,125		(5,110)		(334)
Due from affiliates	3,474	291,899		1,091,899		(3,501,171)
Due to affiliates	145,999	(271,730)		(466,959)		3,672,793
Accounts payable and accrued liabilities	197,371	38,210		113,711		14,912
Accrued liabilities – related party						(10,000)
Net cash (used in) provided by operating activities	(305,264)	7,493		295,887		59,335
CASH FLOW FROM INVESTING ACTIVITIES:
Cash acquired on acquisition				21,371
Payments for acquisition				(44,673)
Net cash used in investing activities				(23,302)
EFFECT OF EXCHANGE RATE ON CASH	214			239
NET (DECREASE) INCREASE IN CASH	(305,050)	7,493		272,824		59,335
Cash – beginning of period	355,673	82,849	$ 90,342	82,849		23,514
Cash – end of period	50,623	90,342	50,623	355,673	$ 90,342	82,849
Common stock issued in connection with acquisition				14,014,000
Common stock issued for redeemable preferred stock conversion and related dividend				287,854
Cost of acquisition in accrued liabilities				16,098
Investment – digital currency received from affiliates						17,197
Investment – digital currency transferred to affiliates						204,721
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued in connection with cost method investment	6,602,000
Cash paid for:
Interest
Income taxes
Brilliant Acquisition Corp
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss			(599,127)		(317,737)
Adjustments to reconcile net loss to net cash used in operating activities:
Changes in fair value of derivative warrant liabilities			(67,155)		172,787
Interest earned on marketable securities held in Trust Account			(4,634)		(3,060)
Changes in operating assets and liabilities, net of assets acquired and liabilities assumed in acquisition:
Prepaid expense and other current assets			(14,600)		(14,590)
Accounts payable and accrued liabilities			225,402		25,523
Net cash (used in) provided by operating activities			(430,914)		(137,077)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			(1,380,000)		(46,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of ordinary share, net of underwriting discounts paid					44,390,000
Proceeds from sale Private Units					2,610,000
Payment of offering costs					(239,805)
Advanced from related party			500
Proceeds from promissory note – related parties			1,381,000		62,000
Net cash provided by financing activities			1,381,500		46,822,195
CASH FLOW FROM INVESTING ACTIVITIES:
Net cash used in investing activities			(1,380,000)		(46,000,000)
NET (DECREASE) INCREASE IN CASH			(429,414)		685,118
Cash – beginning of period			712,817		27,699
Cash – end of period	$ 283,403	$ 712,817	283,403		712,817
Offering costs included in accrued offering costs					58,252
Initial classification of ordinary shares subject to possible redemption					42,612,921
Change in value of ordinary shares subject to possible redemption			7,687		3,387,079
Issuance of Representative Shares					$ 2,210